Disclosure of fair value measurement of assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Cash	$ 405,849	$ 4,066,588	$ 85,758
Financial assets	2,683,560	0
Total	3,321,952
Level 1 [Member]
Statements [Line Items]
Cash	405,849	4,066,588
Financial assets	2,683,560
Total	3,089,409
Level 2 [Member]
Statements [Line Items]
Cash	0	0
Financial assets	0
Total	0
Level 3 [Member]
Statements [Line Items]
Cash	0	$ 0
Financial assets	0
Total	$ 0